Financial Instruments (Details) - CAD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Financial Instruments [Line Items]
Maximum exposure to credit risk	$ 599,100		$ 586,900
Allowance for doubtful accounts	14,900		13,800
Borrowings before deferred financing costs	2,985,800		2,944,600
Derivative liabilities	$ 848,313		832,432
Rate percentage	5.00%
Net income loss	$ 63,100		70,800
Other comprehensive income loss	70,500		62,000
Cash and cash equivalents	$ 14,700
Cash and cash equivalents			$ 15,500
Discount rate cash flow	6.90%		7.00%
Bottom of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.00%		3.74%
Top of range [Member]
Financial Instruments [Line Items]
Discount cash flows	4.01%		3.97%
Telesat Lightspeed Warrants [Member]
Financial Instruments [Line Items]
Borrowings before deferred financing costs	$ 858,700		$ 716,200
Derivative liabilities	848,300		832,400
Deferred charges	$ 404,500		$ 429,100
North American [Member]
Financial Instruments [Line Items]
Risk percentage	66%		67%
International Customers [Member]
Financial Instruments [Line Items]
Risk percentage	34%		33%
Interest Rates Floor [Member]
Financial Instruments [Line Items]
Rate percentage	0.25%
Net income loss	$ 1,600	$ 1,300